Commitments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Commitments
2 7 .	Commitments

a)	Commitments for future acquisition of aircraft
The Company has purchase commitments for the acquisition of 94 aircraft (December 31, 2018 – 94), under which the following futures payments will be made:

	December 31,
	2019	2018
Up to one year	2,815,674	243,857
From one to five years	10,031,346	10,695,827
More than five years	2,625,245	3,960,657

	15,472,265	14,900,341

b)	Commitments for future acquisition of aircraft – lessor placement
The Company has purchase commitments for the acquisition of 53 aircraft (December 31, 2018 – 75), under which the following futures payments will be made:

	December 31,
	2019	2018
Up to one year	195,981	218,775
From one to five years	2,963,355	3,386,676
More than five years	4,232,251	4,887,708

	7,391,587	8,493,159

c )	Letter of credits
As of December 31, 2019, the Company had issued letters of credit totaling
US$529 million (December 31, 2018 - US$282 million) equivalent to R$2,134,186 (December 31, 2018 – R$1,091,744) and bank guarantees in the amount of R$50,432
(December 31, 2018 – R$47,676) in relation to security deposits, maintenance reserves and local sureties.